SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Restricted cash	$ 676	$ 400
Total revenue	1,362	1,926
Deferred revenue	$ 152	83
Subscription
Related Party Transaction [Line Items]
Operating lease, term of contract	12 months
Subscription | Pharmacy Technology
Related Party Transaction [Line Items]
Total revenue	$ 400	400
Letter of Credit Security
Related Party Transaction [Line Items]
Restricted cash	$ 700	$ 400